Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Inventory Disclosure [Abstract]
Percentage of LIFO (last in first out) inventory to total inventory	31.00%	28.00%
Current cost of inventories exceeds their valuation determined on the LIFO basis, amount	$ 212,033	$ 205,739
Progress payments netted against inventories	$ 36,087	$ 33,489